Regulatory Matters	12 Months Ended
Dec. 31, 2015
Regulatory Matters [Abstract]
Regulatory Matters
Note 12:	Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under U.S. GAAP, regulatory reporting requirements and regulatory capital standards. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Furthermore, the Bank’s regulators could require adjustments to regulatory capital not reflected in these consolidated financial statements.

Quantitative measures established by regulatory reporting standards to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined) to risk-weighted assets (as defined), common equity Tier 1 capital (as defined) to total risk-weighted assets (as defined) and of Tier I capital (as defined) to average assets (as defined). Management believes, as of December 31, 2015 and 2014, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2015, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based capital, Tier I risk-based capital, common equity Tier 1 risk-based capital, and Tier I leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Bank’s actual capital amounts (in thousands) and ratios are also presented in the table.

	Actual		Minimum Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2015
Total risk-based capital (to risk-weighted assets)	$41,631	19.15%	$17,387	8.0%	$21,734	10.0%

Tier I capital (to risk-weighted assets)	38,912	17.90	13,040	6.0	17,387	8.0

Common equity Tier I (to risk-weighted assets)	38,912	17.90	9,780	4.5	14,127	6.5

Tier I capital (to average assets)	38,912	12.82	12,139	4.0	15,174	5.0

Tangible capital (to adjusted tangible assets)	38,912	12.82	4,552	1.5	—	N/A

As of December 31, 2014
Total risk-based capital (to risk-weighted assets)	$40,252	18.81%	$17,119	8.0%	$21,399	10.0%

Tier I capital (to risk-weighted assets)	37,574	17.56	8,560	4.0	12,839	6.0

Tier I capital (to average assets)	37,574	12.25	12,269	4.0	15,336	5.0

Tangible capital (to adjusted tangible assets)	37,574	12.25	4,601	1.5	—	N/A

Basel III Capital Rules

In 2013, the Board of Governors of the Federal Reserve System approved a final rule implementing changes intended to strengthen the regulatory capital framework for all banking organizations (Basel III) which became effective January 1, 2015, subject to a phase-in period for certain provisions.  Basel III establishes and defines quantitative measures to ensure capital adequacy which require First Financial to maintain minimum amounts and ratios of Common Equity tier 1 capital, total and tier 1 capital to risk-weighted assets and tier 1 capital to average assets (leverage ratio).

The rule includes a new minimum ratio of common equity tier 1 capital to risk-weighted assets of 4.5% and a new capital conservation buffer of 2.5% of risk-weighted assets that will begin on January 1, 2016 at 0.625% and be phased-in over a four-year period, increasing by the same amount on each subsequent January 1, until fully phased-in on January 1, 2019.  Further, the minimum ratio of tier 1 capital to risk-weighted assets increased from 4.0% to 6.0% and all banks are now subject to a 4.0% minimum leverage ratio.  The required total risk-based capital ratio was unchanged. Failure to maintain the required common equity Tier 1 capital conservation buffer will result in potential restrictions on a bank’s ability to pay dividends, repurchase stock and/or pay discretionary compensation to its employees.  The revised capital requirements also provide strict eligibility criteria for regulatory capital instruments and change the method for calculating risk-weighted assets in an effort to better identify riskier assets, such as highly volatile commercial real estate and nonaccrual loans, requiring higher capital allocations.

Under Basel III Capital Rules, the initial minimum capital ratios as of January 1, 2015, are as follows:

4.5% CET1 to risk-weighted assets

6.0% Tier 1 capital to risk-weighted assets

8.0% Total capital to risk-weighted assets

4.0% Minimum leverage ratio

Implementation of the deductions and other adjustments to CET1 began on January 1, 2015, and will phase in over a four-year period (beginning at 40% on January 1, 2015, and an additional 20% per year thereafter). Under the new rule, in order to avoid limitations on capital distributions, including dividend payments and certain discretionary bonus payments to executive officers, a banking organization must hold a capital conservation buffer composed of CET1 capital above its minimum risk-based capital requirements. The implementation of the capital conservation buffer begins on January 1, 2016, at the 0.625% level and will phase in over a four-year period (increasing by that amount on each subsequent January 1 until reaches 2.5% on January 1, 2019).

The following is a reconciliation of the Bank equity amount included in the consolidated balance sheets to the amounts (in thousands) reflected above for regulatory capital purposes as of December 31:

	2015	2014

Bank equity	$42,429	$41,012
Less net unrealized gain	790	711
Less disallowed goodwill	2,727	2,727

Tier 1 and common equity Tier 1 capital	38,912	37,574

Plus allowance for loan losses	2,719	2,678

Total risked-based capital	$41,631	$40,252

The Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval. As of December 31, 2015, the Bank has $1,238,685 available for the payment of dividends without prior regulatory approval.

On January 19, 2010, the Boards of Directors of the Company, Jacksonville Bancorp, MHC and the Bank each unanimously adopted a Plan of Conversion and Reorganization of Jacksonville Bancorp, MHC (the “Plan”) pursuant to which Jacksonville Bancorp, MHC undertook a “second-step” conversion and ceased to exist. Jacksonville Bancorp, MHC reorganized from a two-tier mutual holding company structure to a fully public stock holding company structure effective July14, 2010.

In accordance with Board of Governors of the Federal Reserve System regulations, at the time of the reorganization, the Company substantially restricted retained earnings by establishing a liquidation account. The liquidation account will be maintained for the benefit of eligible account holders who continue to maintain their accounts at the Bank after conversion. The Bank will establish a parallel liquidation account to support the Company’s liquidation account in the event the Company does not have sufficient assets to fund its obligations under its liquidation account. The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts. In the event of a complete liquidation of the Bank or the Company, each account holder will be entitled to receive a distribution in an amount proportionate to the adjusted qualifying account balances then held. The Bank may not pay dividends if those dividends would reduce equity capital below the required liquidation account amount.